Income Tax (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Tax -geographic Tax Expense Details 2
Hong Kong	$ 0	$ 0	$ (5)
PRC	0	0	(595)
Total	$ 0	$ 0	$ (600)